Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest And Finance Costs
Interest expense (Note 5)	$ 25,661	$ 18,762	$ 24,146
Amortization of deferred financing fees	2,032	2,285	2,527
Write-off of deferred financing fees	0	0	0
Commitment fees (Note 5)	0	0	0
Other	218	373	385
Total	$ 27,911	$ 21,420	$ 27,058